Shareholder Report, Holdings (Details) - C000211567 [Member]	Sep. 30, 2025
Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Falabella SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Latam Airlines Group SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Banco de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Bank Polska Kasa Opieki SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
CHILE
Holdings [Line Items]
Percent of Net Asset Value	18.90%
POLAND
Holdings [Line Items]
Percent of Net Asset Value	12.30%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.40%